Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000234546
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class A Shares
Trading Symbol	FSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsmmx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/fsmmx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class A Shares	$199	1.95%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended December 31, 2024, the Fund returned 4.24% (Class A Shares). The ICE BofA U.S. 3-Month Treasury Bill Index, the primary benchmark for the Fund, returned 5.25% during this time. The fund outperformed bonds with half the volatility and performed in-line with expectations given the explicit limiting of equity beta and focus on asymmetric return opportunities.

Also, in-line with the Fund’s history, performance was largely driven by the Hedge Fund Managers who tend to do well during constructive years for risk assets, while the Direct Strategies detracted slightly as they tend to perform during risk off environments.

All four Hedge Fund Managers were positive on the year and the largest contributors to fund performance. Broadly speaking, the Hedge Fund Managers benefited from “higher for longer” rates increasing cash flow yields alongside spread compression in Credit, ABS and Mortgages. Conversely, the lack of breadth, low volatility and lack of alpha potential limited the opportunity set for the Direct Strategies and opportunistic trades on the Direct side of the portfolio. The absence of secular, thematic opportunities and spread compression meant our Equity risk premia portfolio lagged the beta (market-cap weighted) rally. The whipsawing and volatile economic backdrop challenged a number of the normalization trades in our Macro risk premia allocation, did not benefit the Volatility portfolio given the quick retracement in volatility lower, and hurt the Technical Trading portfolio during the August reversal in trend.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load - $12298	Class A Shares, Without Load - $12946	S&P 500 Index (TR)* - $27928	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $11845	HFR (HFRX) Global Hedge Fund Index (TR) (USD) - $12043
May/17	$9500	$10000	$10000	$10000	$10000
Dec/17	$9671	$10180	$11275	$10066	$10348
Dec/18	$9273	$9761	$10781	$10254	$9652
Dec/19	$9985	$10510	$14175	$10488	$10484
Dec/20	$9586	$10091	$16783	$10558	$11199
Dec/21	$10892	$11465	$21601	$10563	$11607
Dec/22	$11219	$11810	$17689	$10717	$11096
Dec/23	$11799	$12420	$22339	$11254	$11440
Dec/24	$12298	$12946	$27928	$11845	$12043

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Multi-Strategy Alternatives Fund
Class A Shares, With Load	-0.96%	3.19%	2.74%
Class A Shares, Without Load	4.24%	4.26%	3.44%
S&P 500 Index (TR)*	25.02%	14.53%	14.40%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.25%	2.46%	2.24%
HFR (HFRX) Global Hedge Fund Index (TR) (USD)	5.27%	2.81%	2.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,996,304,000
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 22,421
InvestmentCompanyPortfolioTurnover	987.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,996,304	778	$22,421	987%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-4.7%
Securities Sold Short	-4.6%
U.S. Treasury Obligation	0.2%
Preferred Stock	0.5%
Derivative Contracts (Net)	1.0%
Convertible Bonds	6.9%
Asset-Backed Securities	13.7%
Corporate Obligations	24.0%
Short-Term Investment	25.8%
Mortgage-Backed Securities	110.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA or FHLMC, 5.50%, 2/15/2054	81.3%
Barclays Bank	5.0%
Barclays Bank	4.1%
U.S. 10-Year Treasury Note	0.8%
Swaption Payer, 3.37%, Oct 5, 26	0.6%
Clarios Global	0.6%
Neuberger Berman Loan Advisers CLO, Cl A2R	0.6%
Elmwood CLO II, Cl A2RR	0.6%
Bombardier	0.5%
STAR Trust, Cl A	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-924-4766
Updated Prospectus Web Address	https://fsinvestments.com/investments/all-investments/fsmmx
C000234545
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class I Shares
Trading Symbol	FSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the FS Multi-Strategy Alternatives Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/fsmmx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/fsmmx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Multi-Strategy Alternatives Fund, Class I Shares	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended December 31, 2024, the Fund returned 4.55% (Class I). The ICE BofA U.S. 3-Month Treasury Bill Index, the primary benchmark for the Fund, returned 5.25% during this time. The fund outperformed bonds with half the volatility and performed in-line with expectations given the explicit limiting of equity beta and focus on asymmetric return opportunities.

Also, in-line with the Fund’s history, performance was largely driven by the Hedge Fund Managers who tend to do well during constructive years for risk assets, while the Direct Strategies detracted slightly as they tend to perform during risk off environments.

All four Hedge Fund Managers were positive on the year and the largest contributors to fund performance. Broadly speaking, the Hedge Fund Managers benefited from “higher for longer” rates increasing cash flow yields alongside spread compression in Credit, ABS and Mortgages. Conversely, the lack of breadth, low volatility and lack of alpha potential limited the opportunity set for the Direct Strategies and opportunistic trades on the Direct side of the portfolio. The absence of secular, thematic opportunities and spread compression meant our Equity risk premia portfolio lagged the beta (market-cap weighted) rally. The whipsawing and volatile economic backdrop challenged a number of the normalization trades in our Macro risk premia allocation, did not benefit the Volatility portfolio given the quick retracement in volatility lower, and hurt the Technical Trading portfolio during the August reversal in trend.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FS Multi-Strategy Alternatives Fund, Class I Shares - $131884	S&P 500 Index (TR)* - $279280	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $118455	HFR (HFRX) Global Hedge Fund Index (TR) (USD) - $120428
May/17	$100000	$100000	$100000	$100000
Dec/17	$101900	$112751	$100656	$103478
Dec/18	$98010	$107807	$102543	$96523
Dec/19	$105625	$141752	$104881	$104844
Dec/20	$101766	$167833	$105581	$111986
Dec/21	$115974	$216010	$105633	$116074
Dec/22	$119637	$176889	$107170	$110960
Dec/23	$126146	$223388	$112545	$114404
Dec/24	$131884	$279280	$118455	$120428

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Multi-Strategy Alternatives Fund, Class I Shares	4.55%	4.54%	3.69%
S&P 500 Index (TR)*	25.02%	14.53%	14.40%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	5.25%	2.46%	2.24%
HFR (HFRX) Global Hedge Fund Index (TR) (USD)	5.27%	2.81%	2.47%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,996,304,000
Holdings Count | Holding	778
Advisory Fees Paid, Amount	$ 22,421
InvestmentCompanyPortfolioTurnover	987.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,996,304	778	$22,421	987%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Reverse Repurchase Agreements	-4.7%
Securities Sold Short	-4.6%
U.S. Treasury Obligation	0.2%
Preferred Stock	0.5%
Derivative Contracts (Net)	1.0%
Convertible Bonds	6.9%
Asset-Backed Securities	13.7%
Corporate Obligations	24.0%
Short-Term Investment	25.8%
Mortgage-Backed Securities	110.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FNMA or FHLMC, 5.50%, 2/15/2054	81.3%
Barclays Bank	5.0%
Barclays Bank	4.1%
U.S. 10-Year Treasury Note	0.8%
Swaption Payer, 3.37%, Oct 5, 26	0.6%
Clarios Global	0.6%
Neuberger Berman Loan Advisers CLO, Cl A2R	0.6%
Elmwood CLO II, Cl A2RR	0.6%
Bombardier	0.5%
STAR Trust, Cl A	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-924-4766
Updated Prospectus Web Address	https://fsinvestments.com/investments/all-investments/fsmmx
C000234544
Shareholder Report [Line Items]
Fund Name	FS Chiron Real Development Fund
Class Name	Class A Shares
Trading Symbol	FARLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the FS Chiron Real Development Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/farlx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/farlx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Real Development Fund, Class A Shares	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended December 31, 2024, the Fund returned 15.49% (Class A Shares), outperforming its benchmark return of 10.77% by 472bps. The Fund's blended benchmark is weighted 60% MSCI All Country World Index (MSCI ACWI) and 40% Bloomberg U.S. Aggregate Total Return Index. While we measure the Fund against a blended benchmark, we do not manage to a static benchmark profile. The Fund seeks to achieve its objective by investing in (a) traditional and “next generation” real assets, (b) securities of traditional and next generation real asset companies, and (c) instruments with economic characteristics similar to the foregoing.

Portfolio Positioning

To start the year, with equity multiples still quite elevated, our models continued to accentuate the importance of valuation. In equities, we held a strategic overweight to Technology, in Fixed Income we reduced our allocation to zero, seeing limited opportunities relative to equities and commodities. To end the first quarter our models showed a preference for low volatility and earnings quality, highlighting the fund’s tilt toward GARP (growth at a reasonable price) names. In equities, we increased defensive posture by rotating the portfolio out of cyclical stocks. We increased our precious metals holdings in silver and gold to reflect our expectation that persistent inflation would serve as a tailwind for precious metals.

During the second quarter cooling U.S. inflation data and increasing Fed dovishness boosted risk assets broadly. Silver prices fell in June in response to a strengthening US dollar. We continued to lean into equity beta, the fund’s equity allocation ended in June around 81%, up slightly from May. We increased precious metals holdings in both silver and gold in June as we expected geopolitical uncertainty and inflation to remain.

To end the third quarter our models sat close to full Growth, advocating for a careful approach to risk-taking. The portfolio allocation was little changed from the second quarter. In equities, we continued to focus on companies with attractive relative valuations and steady cash flow. Gains in equities were spurred by a larger-than-expected Fed rate cut and strong U.S. economic data that helped alleviate recession concerns. Gold prices rose to end the quarter as the US dollar weakened. The Fund’s equity allocation was approximately 75% to end the year. We increased our U.S holdings and reduced allocations to silver and gold in December due to higher real rates and the continuation of a higher-for-longer rate environment which we expect will weigh on precious metals prices.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A Shares, With Load - $14394	Class A Shares, Without Load - $15151	MSCI ACWI Index (Net) (USD)* - $20448	60/40 MSCI ACWI (Net) & BB US Agg Bond - $16029
Dec/18	$9500	$10000	$10000	$10000
Dec/19	$10438	$10987	$12660	$11941
Dec/20	$11241	$11832	$14718	$13552
Dec/21	$13256	$13954	$17446	$14935
Dec/22	$11842	$12465	$14242	$12542
Dec/23	$12463	$13119	$17404	$14470
Dec/24	$14394	$15151	$20448	$16029

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Chiron Real Development Fund
Class A Shares, With Load	9.74%	5.55%	6.25%
Class A Shares, Without Load	15.49%	6.64%	7.16%
MSCI ACWI Index (Net) (USD)*	17.49%	10.06%	12.65%
60/40 MSCI ACWI (Net) & BB US Agg Bond	10.77%	6.06%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,676,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 538
InvestmentCompanyPortfolioTurnover	396.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,676	63	$538	396%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.4%
Exchange Traded Funds	4.1%
Common Stock	74.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.7%
Wynn Resorts	5.5%
Microsoft	4.1%
Taiwan Semiconductor Manufacturing ADR	3.8%
iShares Bitcoin Trust ETF	3.6%
Equinix	2.6%
Amazon.com	2.6%
Tencent Holdings	2.4%
Digital Realty Trust	2.3%
Meta Platforms, Cl A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-924-4766
Updated Prospectus Web Address	https://fsinvestments.com/investments/all-investments/farlx
C000234543
Shareholder Report [Line Items]
Fund Name	FS Chiron Real Development Fund
Class Name	Class I Shares
Trading Symbol	FSRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the FS Chiron Real Development Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fsinvestments.com/investments/all-investments/farlx. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://fsinvestments.com/investments/all-investments/farlx
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FS Chiron Real Development Fund, Class I Shares	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended December 31, 2024, the Fund returned 15.86% (Class I shares), outperforming its benchmark return of 10.77% by 509bps. The Fund's blended benchmark is weighted 60% MSCI All Country World Index (MSCI ACWI) and 40% Bloomberg U.S. Aggregate Total Return Index. While we measure the Fund against a blended benchmark, we do not manage to a static benchmark profile. The Fund seeks to achieve its objective by investing in (a) traditional and “next generation” real assets, (b) securities of traditional and next generation real asset companies, and (c) instruments with economic characteristics similar to the foregoing.

Portfolio Positioning

To start the year, with equity multiples still quite elevated, our models continued to accentuate the importance of valuation. In equities, we held a strategic overweight to Technology, in Fixed Income we reduced our allocation to zero, seeing limited opportunities relative to equities and commodities. To end the first quarter our models showed a preference for low volatility and earnings quality, highlighting the fund’s tilt toward GARP (growth at a reasonable price) names. In equities, we increased defensive posture by rotating the portfolio out of cyclical stocks. We increased our precious metals holdings in silver and gold to reflect our expectation that persistent inflation would serve as a tailwind for precious metals.

During the second quarter cooling U.S. inflation data and increasing Fed dovishness boosted risk assets broadly. Silver prices fell in June in response to a strengthening US dollar. We continued to lean into equity beta, the fund’s equity allocation ended in June around 81%, up slightly from May. We increased precious metals holdings in both silver and gold in June as we expected geopolitical uncertainty and inflation to remain.

To end the third quarter our models sat close to full Growth, advocating for a careful approach to risk-taking. The portfolio allocation was little changed from the second quarter. In equities, we continued to focus on companies with attractive relative valuations and steady cash flow. Gains in equities were spurred by a larger-than-expected Fed rate cut and strong U.S. economic data that helped alleviate recession concerns. Gold prices rose to end the quarter as the US dollar weakened. The Fund’s equity allocation was approximately 75% to end the year. We increased our U.S holdings and reduced allocations to silver and gold in December due to higher real rates and the continuation of a higher-for-longer rate environment which we expect will weigh on precious metals prices.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FS Chiron Real Development Fund, Class I Shares - $153827	MSCI ACWI Index (Net) (USD)* - $204478	60/40 MSCI ACWI (Net) & BB US Agg Bond - $160288
Dec/18	$100000	$100000	$100000
Dec/19	$110143	$126597	$119410
Dec/20	$119027	$147176	$135524
Dec/21	$140591	$174458	$149352
Dec/22	$125866	$142421	$125421
Dec/23	$132768	$174041	$144697
Dec/24	$153827	$204478	$160288

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
FS Chiron Real Development Fund, Class I Shares	15.86%	6.91%	7.43%
MSCI ACWI Index (Net) (USD)*	17.49%	10.06%	12.65%
60/40 MSCI ACWI (Net) & BB US Agg Bond	10.77%	6.06%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 73,676,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 538
InvestmentCompanyPortfolioTurnover	396.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$73,676	63	$538	396%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-0.4%
Exchange Traded Funds	4.1%
Common Stock	74.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.7%
Wynn Resorts	5.5%
Microsoft	4.1%
Taiwan Semiconductor Manufacturing ADR	3.8%
iShares Bitcoin Trust ETF	3.6%
Equinix	2.6%
Amazon.com	2.6%
Tencent Holdings	2.4%
Digital Realty Trust	2.3%
Meta Platforms, Cl A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-924-4766
Updated Prospectus Web Address	https://fsinvestments.com/investments/all-investments/farlx